Restructuring Charges	11 Months Ended
Feb. 02, 2013
Restructuring and Related Activities [Abstract]
Restructuring Charges
Restructuring Charges

Summary

Restructuring charges incurred in fiscal 2013 (11-month), 2012, and 2011 were as follows ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Continuing operations
Renew Blue	$171	$—	$—
Fiscal 2013 U.S. restructuring	257	—	—
Fiscal 2012 restructuring	(1)	28	—
Fiscal 2011 restructuring	(12)	20	147
Total	415	48	147
Discontinued operations
Fiscal 2013 Europe restructuring	36	—	—
Fiscal 2012 restructuring	(1)	215	—
Fiscal 2011 restructuring	(1)	24	75
Total (Note 4)	34	239	75
Total	$449	$287	$222

Renew Blue Plan

In the fourth quarter of fiscal 2013 (11-month), we initiated Phase One of our Renew Blue restructuring program. The Renew Blue program is intended to reduce costs and improve operating performance by focusing on core business activities, reducing headcount and optimizing our real estate portfolio. We preliminarily expect to incur up to an additional $30 million of pre-tax restructuring charges (primarily employee termination benefits, facility closure and other costs, investment impairments and property and equipment impairments) related to Phase One of this plan. We expect to continue to implement Renew Blue initiatives throughout fiscal 2014, as we further analyze our operations and strategies.

We incurred $171 million of charges related to Phase One of the plan during fiscal 2013 (11-month). Of the total charges, $84 million related to our Domestic segment, which consisted primarily of employee termination benefits, investment impairments and property and equipment impairments. The remaining $87 million of charges related to our International segment and consisted of facility closure and other costs, property and equipment impairments and employee termination benefits.

All restructuring charges related to this plan are from continuing operations. Inventory write-downs are presented in Restructuring charges - cost of goods sold in our Consolidated Statements of Earnings, and the remainder of restructuring charges are presented in Restructuring charges in our Consolidated Statements of Earnings.

The composition of the restructuring charges we incurred in fiscal 2013 (11-month) for Phase One of the Renew Blue plan was as follows ($ in millions):

	Domestic	International	Total
Continuing operations
Inventory write-downs	$1	$—	$1
Property and equipment impairments	7	23	30
Termination benefits	46	9	55
Investment impairments	27	—	27
Facility closure and other costs	3	55	58
Total	$84	$87	$171

The following table summarizes our restructuring accrual activity during fiscal 2013 (11-month) related to termination benefits and facility closure and other costs associated with Phase One of the Renew Blue plan ($ in millions):

	Termination Benefits	Facility Closure and Other Costs	Total
Balance at March 3, 2012	$—	$—	$—
Charges	55	54	109
Cash payments	(1)	—	(1)
Balance at February 2, 2013	$54	$54	$108

Fiscal 2013 Europe Restructuring

In the third quarter of fiscal 2013 (11-month), we also initiated a series of actions to restructure our Best Buy Europe operations in our International segment intended to improve operating performance. All restructuring charges related to this program are presented in discontinued operations as a result of our agreement to sell our 50% ownership interest in Best Buy Europe, as described in Note 4, Discontinued Operations. We preliminarily expect to incur pre-tax restructuring charges (primarily employee termination benefits, facility closure costs and property and equipment impairments) of between $40 million and $60 million related to this plan. We expect to substantially complete these restructuring activities in fiscal 2014. We incurred $36 million of charges during fiscal 2013 (11-month) related to employee termination benefits, property and equipment impairments and facility closure and other costs. The composition of the restructuring charges we incurred in fiscal 2013 (11-month) was as follows ($ in millions):

International
Discontinued operations
Property and equipment impairments	$12
Termination benefits	19
Facility closure and other costs	5
Total	$36

The following table summarizes our restructuring accrual activity during fiscal 2013 (11-month) related to termination benefits and facility closure and other costs associated with our fiscal 2013 Europe restructuring activities ($ in millions):

	Termination Benefits	Facility Closure and Other Costs	Total
Balance at March 3, 2012	$—	$—	$—
Charges	19	5	24
Cash payments	(19)	—	(19)
Balance at February 2, 2013	$—	$5	$5

Fiscal 2013 U.S. Restructuring

In the first quarter of fiscal 2013 (11-month), we initiated a series of actions to restructure operations in our Domestic segment intended to improve operating performance. The actions included closure of 49 large-format Best Buy branded stores in the U.S. and changes to the store and corporate operating models. The costs of implementing the changes primarily consisted of facility closure costs, employee termination benefits and property and equipment (primarily store fixtures) impairments. We do not expect to incur further material restructuring charges related to this program, with the exception of lease payments for vacated stores which will continue until the lease expires or we otherwise terminate the lease.

We incurred $257 million of charges during fiscal 2013 (11-month), primarily consisting of facility closure and other costs, termination benefits and property and equipment impairments.

All restructuring charges are from continuing operations and are presented in Restructuring charges in our Consolidated Statements of Earnings.

The composition of the restructuring charges we incurred in fiscal 2013 (11-month) was as follows ($ in millions):

Domestic
Continuing operations
Property and equipment impairments	$29
Termination benefits	77
Facility closure and other costs	151
Total	$257

The following table summarizes our restructuring accrual activity during fiscal 2013 (11-month) related to termination benefits and facility closure and other costs associated with our fiscal 2013 U.S. restructuring activities ($ in millions):

	Termination Benefits	Facility Closure and Other Costs	Total
Balance at March 3, 2012	$—	$—	$—
Charges	109	152	261
Cash payments	(65)	(33)	(98)
Adjustments	(40)	(6)	(46)
Balance at February 2, 2013	$4	$113	$117

Fiscal 2012 Restructuring Plan

In the third quarter of fiscal 2012, we implemented a series of actions to restructure operations in our Domestic and International segments. The actions within our Domestic segment included a decision to modify our strategy for certain mobile broadband offerings, and in our International segment we closed our large-format Best Buy branded stores in the U.K. to refocus our Best Buy Europe strategy on our small-format stores. In addition, we impaired certain information technology ("IT") assets supporting the restructured activities in our International segment. We view these restructuring activities as necessary to meet our long-term financial performance objectives by refocusing our investments on areas that provided profitable growth opportunities and meet our overall return expectations. All restructuring charges related to Best Buy Europe, including the charges related to the large-format Best Buy branded stores in the U.K., are reported within discontinued operations as a result of our agreement to sell our 50% ownership interest in Best Buy Europe, as described in Note 4, Discontinued Operations.

We incurred $243 million of charges related to the fiscal 2012 restructuring during fiscal 2012. Of the total charges, $23 million related to our Domestic segment and consisted primarily of IT asset impairments and other related costs. The remaining $220 million of charges related to our International segment and consisted primarily of property and equipment impairments, facility closure and other costs, employee termination benefits and inventory write-downs.

During fiscal 2013 (11-month), we recorded a gain of $2 million related to this plan, primarily related to our International segment from adjustments to estimated facility closures costs associated with the closure of our Best Buy branded stores in the U.K. We do not expect to incur further material restructuring charges related to our fiscal 2012 restructuring activities in either our Domestic or International segments, as we have substantially completed these restructuring activities.

All restructuring charges from continuing operations related to our fiscal 2012 restructuring activities are presented in Restructuring charges in our Consolidated Statements of Earnings, whereas all restructuring charges from discontinued operations related to our fiscal 2012 restructuring activities are presented in Gain (loss) from discontinued operations in our Consolidated Statements of Earnings.
The composition of the restructuring charges we incurred in fiscal 2013 (11-month) and 2012, as well as the cumulative amount incurred through the end of fiscal 2013 (11-month), for our fiscal 2012 restructuring activities, was as follows ($ in millions):

	Domestic			International			Total
	11-Month 2013	12-Month 2012	Cumulative Amount	11-Month 2013	12-Month 2012	Cumulative Amount	11-Month 2013	12-Month 2012	Cumulative Amount
Continuing operations
Property and equipment impairments	$—	$17	$17	$—	$5	$5	$—	$22	$22
Termination benefits	—	1	1	—	—	—	—	1	1
Facility closure and other costs	(1)	5	4	—	—	—	(1)	5	4
Total	(1)	23	22	—	5	5	(1)	28	27
Discontinued operations
Inventory write-downs	—	—	—	—	11	11	—	11	11
Property and equipment impairments	—	—	—	—	106	106	—	106	106
Termination benefits	—	—	—	1	16	17	1	16	17
Facility closure and other costs	—	—	—	(2)	82	80	(2)	82	80
Total	—	—	—	(1)	215	214	(1)	215	214
Total	$(1)	$23	$22	$(1)	$220	$219	$(2)	$243	$241

The following table summarizes our restructuring accrual activity during fiscal 2013 (11-month) and 2012 related to termination benefits and facility closure and other costs associated with our fiscal 2012 restructuring activities ($ in millions):

	Termination Benefits	Facility Closure and Other Costs(1)	Total
Balance at February 26, 2011	$—	$—	$—
Charges	17	87	104
Cash payments	—	—	—
Changes in foreign currency exchange rates	—	(2)	(2)
Balance at March 3, 2012	17	85	102
Charges	1	2	3
Cash payments	(18)	(83)	(101)
Adjustments	—	28	28
Changes in foreign currency exchange rates	—	4	4
Balance at February 2, 2013	$—	$36	$36

(1)
Included within the the adjustments to facility closure and other costs is $34 million from the first quarter of fiscal 2013 (11-month), representing an adjustment to exclude non-cash charges or benefits, which had no impact on our Consolidated Statements of Earnings in fiscal 2013 (11-month).

Fiscal 2011 Restructuring Plan

In the fourth quarter of fiscal 2011, we implemented a series of actions to restructure operations in our Domestic and International segments in order to improve performance and enhance customer service. The restructuring actions included plans to improve supply chain and operational efficiencies in our Domestic segment's operations, primarily focused on modifications to our distribution channels and exit from certain digital delivery services within our entertainment product category. The actions also included plans to exit the Turkey market and restructure the Best Buy branded stores in China. As part of the international restructuring, we also impaired certain IT assets supporting the restructured activities in our International segment. We view these restructuring activities as necessary to meet our long-term growth goals by investing in businesses that have the potential to meet our internal rate of return expectations. All restructuring charges directly related to Turkey and China, as well as the Domestic charges directly related to our exit from certain digital delivery services within our entertainment product category, are reported within discontinued operations in our Consolidated Statements of Earnings. Refer to Note 4, Discontinued Operations.
We incurred $222 million of charges related to this plan during the fourth quarter of fiscal 2011. Of the total charges, $50 million related to our Domestic segment, primarily for employee termination benefits, property and equipment impairments, intangible asset impairments and inventory write-downs. The remaining $172 million of the charges impacted our International segment and related primarily to property and equipment impairments (including the IT assets), inventory write-downs, facility closure and other costs and employee termination benefits.

In fiscal 2012, we incurred an additional $44 million of charges related to the fiscal 2011 restructuring activities. Of the total charge, $45 million related to our Domestic segment, consisting primarily of property and equipment impairments (notably IT assets), employee termination benefits, intangible asset impairments and other costs associated with the exit from certain digital delivery services within our entertainment product category. Within our Domestic segment, we also incurred additional inventory write-downs as we completed the exit from certain distribution facilities associated with our entertainment product category at the end of fiscal 2012. The $1 million of net benefit in our International segment in fiscal 2012 was the result of employee termination benefits, offset by adjustments to facility closure and other costs from the completion of our exit from the Turkey market and exiting of lease locations in China.

During fiscal 2013 (11-month), we recorded a net reduction to restructuring charges of $13 million, which related primarily to our Domestic segment. The net reduction was largely the result of a gain recorded on the sale of a previously impaired distribution facility and equipment during the first quarter of fiscal 2013 (11-month) (previously impaired through restructuring charges), partially offset by charges associated with the exit from certain digital delivery services within our entertainment product category. We do not expect to incur further material restructuring charges related to our fiscal 2011 restructuring activities in either our Domestic or International segments.

For continuing operations, the inventory write-downs related to our fiscal 2011 restructuring activities are presented in Restructuring charges — cost of goods sold in our Consolidated Statements of Earnings, and the remainder of the restructuring charges are presented in Restructuring charges in our Consolidated Statements of Earnings. However, all restructuring charges from discontinued operations related to our fiscal 2011 restructuring activities are presented in Gain (loss) from discontinued operations in our Consolidated Statements of Earnings. The composition of the restructuring charges we incurred in fiscal 2013 (11-month), 2012, and 2011 as well as the cumulative amount incurred through the end of fiscal 2013 (11-month), for our fiscal 2011 restructuring activities, was as follows ($ in millions):

	Domestic				International				Total
	11-Month 2013	12-Month 2012	12-Month 2011	Cumulative Amount	11-Month 2013	12-Month 2012	12-Month 2011	Cumulative Amount	11-Month 2013	12-Month 2012	12-Month 2011	Cumulative Amount
Continuing operations
Inventory write-downs	$—	$19	$9	$28	$—	$—	$—	$—	$—	$19	$9	$28
Property & equipment impairments(1)	(12)	—	15	3	—	—	107	107	(12)	—	122	110
Termination benefits	—	(3)	16	13	—	—	—	—	—	(3)	16	13
Facility closure and other costs	—	4	—	4	—	—	—	—	—	4	—	4
Total	(12)	20	40	48	—	—	107	107	(12)	20	147	155
Discontinued operations
Inventory write-downs	—	—	—	—	—	—	15	15	—	—	15	15
Property & equipment impairments	—	15	—	15	—	—	25	25	—	15	25	40
Termination benefits	—	4	—	4	—	7	12	19	—	11	12	23
Intangible asset impairments	—	3	10	13	—	—	—	—	—	3	10	13
Facility closure and other costs	—	3	—	3	(1)	(8)	13	4	(1)	(5)	13	7
Total	—	25	10	35	(1)	(1)	65	63	(1)	24	75	98
Total	$(12)	$45	$50	$83	$(1)	$(1)	$172	$170	$(13)	$44	$222	$253

(1)    Included within the property and equipment impairments is a gain on sale of previously impaired property and equipment.

The following table summarizes our restructuring accrual activity during fiscal 2013 (11-month) and 2012 related to termination benefits and facility closure and other costs associated with our fiscal 2011 restructuring activities ($ in millions):

	Termination Benefits	Facility Closure and Other Costs(1)	Total
Balance at February 26, 2011	$28	$13	$41
Charges	11	6	17
Cash payments	(33)	(14)	(47)
Adjustments	(3)	4	1
Balance at March 3, 2012	3	9	12
Charges	—	—	—
Cash payments	(2)	(8)	(10)
Adjustments	(1)	(1)	(2)
Changes in foreign currency exchange rates	—	—	—
Balance at February 2, 2013	$—	$—	$—

(1)
Included within the facility closure and other costs adjustments is $10 million from the first quarter of fiscal 2012, representing an adjustment to exclude non-cash charges or benefits, which had no impact on our Consolidated Statements of Earnings in fiscal 2012.